Schedule of Changes in Balance Sheet Position of Restructuring Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 94.2	$ 75.8	$ 32.3
Provision/ Charge	42.8	40.4	76.9
Provision/ Reversal	(2.3)	(4.9)	(2.1)
Cash payments	(44.5)	(20.4)	(33.3)
Translation difference	(10.4)	3.3	2.0
Restructuring reserve, ending balance	79.8	94.2	75.8
Restructuring employee-related
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	93.9	74.9	31.4
Provision/ Charge	42.6	40.4	76.6
Provision/ Reversal	(2.3)	(4.7)	(1.8)
Cash payments	(44.2)	(20.0)	(33.3)
Translation difference	(10.4)	3.3	2.0
Restructuring reserve, ending balance	79.6	93.9	74.9
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.3	0.9	0.9
Provision/ Charge	0.2		0.3
Provision/ Reversal	0	(0.2)	(0.3)
Cash payments	(0.3)	(0.4)	0
Translation difference	0
Restructuring reserve, ending balance	$ 0.2	$ 0.3	$ 0.9